Other Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Other Assets [Abstract]
Schedule of Other Assets
			Change
	09/30/2025	12/31/2024	$	%
Deferred offering costs	1,025,195	1,025,195	0	0
	1,025,195	1,025,195	0	0

			Change
	12/31/2024	12/31/2023	$	%
Deferred offering costs	1,025,195	1,025,195	—	0%
	1,025,195	1,025,195	—	0%